Sharon Tomko
Talcott Resolution Law Group
1 American Row
Hartford, CT 06103
Tel. 1-860-791-0119
sharon.tomko@talcottresolution.com

May 5, 2026

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    Union Security Life Insurance Company of New York Separate Account A:
File No. 033-71686    Masters
File No. 333-278736    Masters
File No. 333-20343    TD Waterhouse
File No. 333-278735    TD Waterhouse

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 22, 2026.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0119.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Project Manager, Registered Product Filings
Enclosure